Parent Company Financial Statements - Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets [Abstract]
Goodwill and other intangibles, net	$ 568,009	$ 569,207
Deferred income taxes, net	331,963	76,089
Other assets	426,863	423,958
Total assets	22,646,858	23,512,128
Liabilities [Abstract]
Other liabilities	424,951	411,965
Total liabilities	20,175,068	20,105,776
Shareholders’ equity
Total shareholders’ equity	2,471,790	3,406,352	$ 3,428,052	$ 1,600,153
Total liabilities and shareholders’ equity	22,646,858	23,512,128
Parent Company
Assets [Abstract]
Cash and cash equivalents	126,441	134,671
Goodwill and other intangibles, net	744	744
Deferred income taxes, net	13,182	17,974
Investment in subsidiaries	2,327,521	3,250,133
Other assets	4,557	3,080
Total assets	2,472,445	3,406,602
Liabilities [Abstract]
Other liabilities	655	250
Total liabilities	655	250
Shareholders’ equity
Total shareholders’ equity	2,471,790	3,406,352
Total liabilities and shareholders’ equity	2,472,445	3,406,602
Other/Eliminations
Assets [Abstract]
Cash and cash equivalents	$ 125,000	$ 133,500